Venezuela Currency Regulations and Re-Measurement - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2015 USD ($) VEF / $	Mar. 31, 2014 USD ($)	Sep. 30, 2015 USD ($) VEF / $	Jun. 30, 2015 VEF / $
Subsidiary Or Equity Method Investee [Line Items]
Impairment of non-monetary assets			$ 0
Venezuelan Subsidiary [Member]
Subsidiary Or Equity Method Investee [Line Items]
Future de-consolidate operations charge before tax			140,000,000
Future de-consolidate operations charge after tax			140,000,000
Venezuelan Subsidiary [Member] | Maximum [Member]
Subsidiary Or Equity Method Investee [Line Items]
Results of operations for remainder of fiscal year percentage	1.00%
Venezuelan Bolivar Fuerte [Member]
Subsidiary Or Equity Method Investee [Line Items]
Exchange rate adjustment pre-tax re-measurement charge	$ (150,000,000)	$ (64,000,000)	(150,000,000)
Exchange rate adjustment after-tax re-measurement charge	$ (150,000,000)	$ (64,000,000)	$ (150,000,000)
Venezuelan Bolivar Fuerte [Member] | SICAD Exchange Rate [Member]
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $	13.5		13.5
Venezuelan Bolivar Fuerte [Member] | CENCOEX
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $	6.3		6.3
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member]
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $	199.42		199.42
Future control over operation, Description			If, in the future, it concludes that it no longer maintains control over its operations in Venezuela, CNH Industrial may need to de-consolidate its operations in Venezuela, which would result in a pre- and after-tax charge of approximately $140 million using the current exchange rate of 199.42 Bs.F. per U.S. dollar.
Venezuelan Bolivar Fuerte [Member] | Venezuelan Subsidiary [Member] | SICAD Exchange Rate [Member]
Subsidiary Or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $				12.8